Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 27,451		¥ 21,112
Less: Accumulated depreciation	[1]	(17,200)		(13,106)
Property, equipment and equipment, net		10,251	$ 1,571	8,006
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		17,313		12,478
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		4,958		4,873
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		2,820		2,774
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 2,360		¥ 987

[1]	Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were RMB 2,790 thousand, RMB 3,441 thousand and 4,684 RMB thousand, respectively.